Cover	May 27, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2022
Entity File Number	000-18730
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street, Suite 1155,
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	800
Local Phone Number	436-1436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1345 Ave of the Americas, 2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105